CONCENTRATION OF RISKS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) item customer	Dec. 31, 2020 CNY (¥) item customer	Dec. 31, 2019 customer item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item
CONCENTRATION OF RISKS
Depreciation (appreciation) of RMB against US$	(2.30%)	(6.50%)	1.60%
Customer Concentration Risk
CONCENTRATION OF RISKS
Number of customers who contributed more than 2% of Company's revenue | customer	0	0	0
Cabinet and Bandwidth Supply
CONCENTRATION OF RISKS
Number of suppliers | item	5	5	5	5	5
Bandwidth and Cabinet Resources | Supplier Concentration Risk | Largest five suppliers
CONCENTRATION OF RISKS
Concentration of risk, percentage	39.00%	39.00%	21.00%
Bandwidth and Cabinet Resources | Customer Concentration Risk | Largest single customer | Maximum
CONCENTRATION OF RISKS
Concentration of risk, percentage	10.00%		8.00%
Bandwidth and Cabinet Resources | Customer Concentration Risk | Aggregate local subsidiaries of a telecommunication carrier
CONCENTRATION OF RISKS
Concentration of risk, percentage	6.00%	3.00%	4.00%
Bandwidth and Cabinet Resources | Customer Concentration Risk | Customers on a stand-alone basis | Minimum
CONCENTRATION OF RISKS
Concentration of risk, percentage	2.00%	2.00%	2.00%
PRC | Credit Concentration Risk
CONCENTRATION OF RISKS
Cash and cash equivalents, restricted cash and short-term investments, held at major institutions	¥ 1,410,271	¥ 1,419,855		$ 221,303
Outside the PRC | Credit Concentration Risk
CONCENTRATION OF RISKS
Cash and cash equivalents, restricted cash and short-term investments, held at major institutions	¥ 298,202			$ 46,794	$ 303,824